UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Multimarket Income Trust

7/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08

Issuer	Shares/Par		Value ($)
Bonds – 92.8%
Aerospace – 0.3%
Bombardier, Inc., 8%, 2014 (n)		$511,000	$521,220
Hawker Beechcraft Acquisition, 8.5%, 2015		600,000	599,975
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		610,000	602,375

			$1,723,570

Airlines – 0.1%
Continental Airlines, Inc., 7.339%, 2014		$761,000	$570,750

Asset Backed & Securitized – 7.9%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)		$2,000,000	$740,000
Asset Securitization Corp., FRN, 8.335%, 2029		1,341,340	1,468,989
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		1,130,000	1,037,970
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040 (z)		4,000,000	2,870,257
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		390,311	241,034
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,160,000	999,658
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035		104,902	104,216
Crest Ltd., CDO, 7%, 2040		2,000,000	976,300
DEPFA Bank, 5.5%, 2010	EUR	960,000	1,511,741
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031		$1,847,000	1,903,134
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)		2,000,000	1,942,320
Falcon Franchise Loan LLC, FRN, 3.421%, 2025 (i)(z)		6,695,240	696,646
First Union National Bank Commercial Mortgage Trust, FRN, 0.895%, 2043 (i)(n)		26,077,405	498,814
First Union-Lehman Brothers Bank of America, FRN, 0.389%, 2035 (i)		24,590,797	394,077
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)		1,341,217	1,388,475
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)		2,542,000	2,336,700
GMAC Commercial Mortgage Securities, Inc., FRN, 7.662%, 2034 (n)		1,853,000	1,850,228
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045		1,590,000	1,493,801
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043		1,590,000	1,492,193
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045		1,590,000	1,527,421
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		270,000	192,698
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.81%, 2030 (i)		5,226,970	178,240
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		270,000	190,296
Morgan Stanley Capital I, Inc., FRN, 1.444%, 2039 (i)(n)		14,915,475	390,040
Mortgage Capital Funding, Inc., FRN, 0.633%, 2031 (i)		2,299,066	3,221
Multi-Family Capital Access One, Inc., 6.65%, 2024		48,002	47,926
Nationslink Funding Corp., 5%, 2031 (z)		1,555,000	1,525,615
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)		2,490,000	2,415,334
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013 (z)		2,581,000	2,009,028
RMAC PLC, FRN, 5.16%, 2036 (n)	EUR	14,410	22,006
Structured Asset Securities Corp., FRN, 4.67%, 2035		$2,400,751	2,303,086
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042		1,375,626	1,293,688
Wachovia Bank Commercial Mortgage Trust, FRN, 5.383%, 2043		2,660,000	2,291,117
Wachovia Bank Commercial Mortgage Trust, FRN, 5.691%, 2047		1,496,845	1,043,728
Wachovia Bank Commercial Mortgage Trust, FRN, 5.751%, 2047		229,557	156,126

			$39,536,123

Automotive – 1.4%
Allison Transmission, Inc., 11%, 2015 (n)		$940,000	$850,700
Continental AG, 6.875%, 2008	EUR	100,000	156,490
DaimlerChrysler N.A. Holdings Corp., 8.5%, 2031		$1,251,000	1,338,877
FCE Bank PLC, 7.125%, 2012	EUR	700,000	905,924
Ford Motor Credit Co. LLC, 12%, 2015		$2,340,000	1,972,091
Ford Motor Credit Co. LLC, 8%, 2016		145,000	102,475
General Motors Corp., 8.375%, 2033		827,000	407,298
Johnson Controls, Inc., 5.25%, 2011		1,180,000	1,195,262

			$6,929,117

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – 1.8%
Allbritton Communications Co., 7.75%, 2012		$1,270,000	$1,168,400
CBS Corp., 6.625%, 2011		1,043,000	1,046,424
Clear Channel Communications, Inc., 6.25%, 2011		1,310,000	1,061,100
DIRECTV Holdings LLC, 7.625%, 2016 (n)		645,000	640,163
Grupo Televisa S.A., 8.5%, 2032		140,000	157,797
Lamar Media Corp., 7.25%, 2013		1,460,000	1,394,300
Lamar Media Corp., 6.625%, 2015		305,000	274,500
Lamar Media Corp., “C”, 6.625%, 2015		365,000	328,500
LIN TV Corp., 6.5%, 2013		815,000	709,050
Local TV Finance LLC, 9.25%, 2015 (n)(p)		595,000	452,200
Newport Television LLC, 13%, 2017 (n)(p)		755,000	645,525
Nexstar Broadcasting Group, Inc., 7%, 2014		710,000	583,975
Univision Communications, Inc., 9.75%, 2015 (n)(p)		680,000	518,500
Young Broadcasting, Inc., 8.75%, 2014		215,000	91,913

			$9,072,347

Brokerage & Asset Managers – 1.2%
INVESCO PLC, 5.625%, 2012		$1,450,000	$1,387,802
Lehman Brothers Holdings, Inc., 6.5%, 2017		810,000	731,129
Morgan Stanley, 5.75%, 2016		668,000	599,243
Morgan Stanley Dean Witter, Inc., 6.6%, 2012		2,538,000	2,548,284
Nuveen Investments, Inc., 10.5%, 2015 (n)		735,000	661,500

			$5,927,958

Building – 0.6%
Associated Materials, Inc., 9.75%, 2012		$400,000	$394,000
Building Materials Corp. of America, 7.75%, 2014		430,000	335,400
CRH America, Inc., 8.125%, 2018		1,485,000	1,499,566
Nortek Holdings, Inc., 10%, 2013 (n)		325,000	290,875
Nortek Holdings, Inc., 8.5%, 2014		80,000	45,300
Ply Gem Industries, Inc., 11.75%, 2013 (n)		550,000	492,250

			$3,057,391

Business Services – 0.2%
SunGard Data Systems, Inc., 10.25%, 2015		$880,000	$893,200

Cable TV – 1.3%
CCH I Holdings LLC, 11%, 2015		$220,000	$166,650
CCH II Holdings LLC, 10.25%, 2010		1,035,000	985,838
CCO Holdings LLC, 8.75%, 2013		1,865,000	1,725,125
Cox Communications, Inc., 4.625%, 2013		1,744,000	1,657,325
CSC Holdings, Inc., 8.5%, 2015 (n)		320,000	315,200
NTL Cable PLC, 9.125%, 2016		170,000	157,250
TCI Communications, Inc., 9.8%, 2012		1,135,000	1,276,015

			$6,283,403

Chemicals – 0.6%
Akzo Nobel N.V., 5.625%, 2009	EUR	100,000	$156,253
Braskem S.A., 7.25%, 2018 (z)		$433,000	430,835
Linde Finance B.V., 6%, 6% to 2013, FRN to 2049 2049	EUR	101,000	148,098
Momentive Performance Materials, Inc., 9.75%, 2014		$200,000	177,000
Momentive Performance Materials, Inc., 11.5%, 2016		791,000	609,070
Mosaic Co., 7.875%, 2016 (n)		695,000	729,750
Nalco Co., 7.75%, 2011		615,000	621,150
Nalco Co., 8.875%, 2013		95,000	98,088

			$2,970,244

Computer Software – 0.5%
First Data Corp., 9.875%, 2015 (n)		$795,000	$703,575

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Computer Software – continued
Seagate Technology HDD Holdings, 6.375%, 2011		$1,967,000	$1,907,990

			$2,611,565

Conglomerates – 0.3%
Actuant Corp., 6.875%, 2017		$1,495,000	$1,453,888
Thyssenkrupp Finance B.V., 7%, 2009	EUR	100,000	157,079

			$1,610,967

Consumer Goods & Services – 0.6%
Corrections Corp. of America, 6.25%, 2013		$310,000	$303,025
Fortune Brands, Inc., 5.125%, 2011		1,212,000	1,208,183
Jarden Corp., 7.5%, 2017		320,000	278,400
Service Corp. International, 7%, 2017		1,060,000	983,150
Sodexho Alliance S.A., 5.875%, 2009	EUR	100,000	156,169
Ticketmaster, 10.75%, 2016 (z)		$280,000	289,800

			$3,218,727

Containers – 0.9%
Crown Americas LLC, 7.75%, 2015		$1,215,000	$1,254,488
Greif, Inc., 6.75%, 2017		1,515,000	1,439,250
Owens-Brockway Glass Container, Inc., 8.25%, 2013		1,690,000	1,732,250

			$4,425,988

Defense Electronics – 0.2%
L-3 Communications Corp., 5.875%, 2015		$1,145,000	$1,061,988

Electronics – 0.1%
Flextronics International Ltd., 6.25%, 2014		$545,000	$504,125

Emerging Market Quasi-Sovereign – 2.5%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)		$1,030,000	$1,037,725
Codelco, Inc., 5.625%, 2035		1,950,000	1,701,102
Corporacion Nacional del Cobre de Chile, 4.75%, 2014		1,063,000	1,022,567
Gazprom International S.A., 7.201%, 2020		1,575,234	1,576,337
Majapahit Holding B.V., 7.25%, 2017 (n)		1,469,000	1,307,410
National Power Corp., FRN, 6.888%, 2011		776,000	807,494
OAO Gazprom, 7.343%, 2013 (z)		160,000	162,000
OAO Gazprom, 6.212%, 2016		329,000	301,232
Pemex Project Funding Master Trust, 5.75%, 2018 (n)		1,968,000	1,915,848
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)		2,510,000	2,766,951

			$12,598,666

Emerging Market Sovereign – 2.5%
Federative Republic of Brazil, 6%, 2017		$3,649,000	$3,727,454
Federative Republic of Brazil, 8%, 2018		615,000	686,340
Federative Republic of Brazil, 7.125%, 2037		100,000	110,250
Gabonese Republic, 8.2%, 2017 (n)		729,000	741,758
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	57,109
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	57,109
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	57,109
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012 (z)	BRL	100,000	57,109
Republic of Argentina, 7%, 2013		$145,045	107,144
Republic of Argentina, FRN, 3.092%, 2012		1,537,000	1,244,839
Republic of Colombia, 7.375%, 2017		1,237,000	1,354,515
Republic of Indonesia, 6.875%, 2018 (n)		516,000	512,130
Republic of Indonesia, 6.875%, 2018		199,000	197,508
Republic of Indonesia, 7.75%, 2038 (n)		674,000	668,103
Republic of Panama, 7.25%, 2015		60,000	64,650
Republic of Panama, 9.375%, 2029		675,000	883,238
Republic of Peru, 0%, 2009	PEN	1,000,000	346,190

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Peru, 0%, 2009	PEN	3,100,000	$1,038,208
Republic of Philippines, 9.375%, 2017		$597,000	717,893

			$12,628,656

Energy - Independent – 1.5%
Chaparral Energy, Inc., 8.875%, 2017		$435,000	$375,188
Chesapeake Energy Corp., 6.375%, 2015		395,000	373,275
Chesapeake Energy Corp., 6.875%, 2016		1,310,000	1,259,238
Forest Oil Corp., 7.25%, 2019		345,000	324,300
Forest Oil Corp., 7.25%, 2019 (n)		115,000	108,100
Hilcorp Energy I LP, 7.75%, 2015 (n)		735,000	674,363
Mariner Energy, Inc., 8%, 2017		380,000	358,150
Newfield Exploration Co., 6.625%, 2014		525,000	496,125
OPTI Canada, Inc., 8.25%, 2014		855,000	861,413
Plains Exploration & Production Co., 7%, 2017		890,000	832,150
Quicksilver Resources, Inc., 7.125%, 2016		960,000	828,000
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)		245,000	247,144
SandRidge Energy, Inc., 8%, 2018 (n)		375,000	371,250
Southwestern Energy Co., 7.5%, 2018 (n)		515,000	527,875

			$7,636,571

Energy - Integrated – 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)		$423,000	$400,285

Entertainment – 0.2%
AMC Entertainment, Inc., 11%, 2016		$395,000	$399,938
Marquee Holdings, Inc., 9.505%, 2014		305,000	241,713
Turner Broadcasting System, Inc., 8.375%, 2013		419,000	449,641

			$1,091,292

Financial Institutions – 0.7%
General Motors Acceptance Corp., 6.875%, 2011		$569,000	$375,712
General Motors Acceptance Corp., 8%, 2031		578,000	323,878
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)		2,500,000	1,866,478
International Lease Finance Corp., 5.625%, 2013		1,248,000	1,055,967

			$3,622,035

Food & Beverages – 0.7%
Allied Domecq Financial Services PLC, 5.875%, 2009	EUR	125,000	$194,550
ARAMARK Corp., 8.5%, 2015		$520,000	518,050
B&G Foods, Inc., 8%, 2011		375,000	367,500
Dean Foods Co., 7%, 2016		625,000	565,625
Del Monte Corp., 6.75%, 2015		185,000	172,975
General Mills, Inc., 5.65%, 2012		350,000	356,112
Tyson Foods, Inc., 6.85%, 2016		1,520,000	1,406,334

			$3,581,146

Food & Drug Stores – 0.3%
CVS Caremark Corp., 6.125%, 2016		$1,300,000	$1,302,824

Forest & Paper Products – 1.0%
Buckeye Technologies, Inc., 8.5%, 2013		$795,000	$793,013
Georgia-Pacific Corp., 7.125%, 2017 (n)		350,000	322,875
Georgia-Pacific Corp., 8%, 2024		200,000	184,000
International Paper Co., 7.4%, 2014		1,500,000	1,498,139
Smurfit-Stone Container Corp., 8%, 2017		595,000	486,413
Stora Enso Oyj, 6.404%, 2016 (n)		1,580,000	1,337,495
UPM-Kymmene Corp., 6.125%, 2012	EUR	100,000	147,232

			$4,769,167

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – 1.9%
Firekeepers Development Authority, 13.875%, 2015 (z)		$430,000	$395,600
Harrah’s Operating Co., Inc., 5.5%, 2010		370,000	321,900
Harrah’s Operating Co., Inc., 5.375%, 2013		1,500,000	802,500
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		1,090,000	822,950
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		430,000	288,100
Host Marriott LP, 7.125%, 2013		385,000	354,200
Host Marriott LP, 6.75%, 2016		190,000	162,450
Mandalay Resort Group, 9.375%, 2010		950,000	926,250
MGM Mirage, 8.375%, 2011		1,005,000	907,013
MGM Mirage, 6.75%, 2013		500,000	417,500
Pinnacle Entertainment, Inc., 7.5%, 2015		845,000	629,525
Scientific Games Corp., 6.25%, 2012		825,000	773,438
Station Casinos, Inc., 6%, 2012		745,000	499,150
Station Casinos, Inc., 6.5%, 2014		325,000	156,813
Station Casinos, Inc., 6.875%, 2016		1,450,000	659,750
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		290,000	142,825
Wyndham Worldwide Corp., 6%, 2016		360,000	309,339
Wynn Las Vegas LLC, 6.625%, 2014		855,000	773,775

			$9,343,078

Industrial – 0.3%
JohnsonDiversey, Inc., 9.625%, 2012	EUR	185,000	$276,923
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$1,135,000	1,154,863

			$1,431,786

Insurance – 0.8%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	140,000	$197,296
American International Group, Inc., 6.25%, 2037		$300,000	227,739
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,200,000	1,826,557
Prudential Financial, Inc., 5.1%, 2014		1,985,000	1,876,093

			$4,127,685

Insurance - Property & Casualty – 1.5%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)		$2,384,000	$2,229,035
Fund American Cos., Inc., 5.875%, 2013		1,464,000	1,360,261
USI Holdings Corp., FRN, 6.55%, 2014 (n)		1,495,000	1,196,000
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)		500,000	458,265
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		2,700,000	2,313,746

			$7,557,307

International Market Quasi-Sovereign – 0.1%
Canada Housing Trust, 4.6%, 2011	CAD	389,000	$392,113
Vattenfall Treasury AB, 6%, 2010	EUR	125,000	197,196

			$589,309

International Market Sovereign – 14.7%
Federal Republic of Germany, 5.25%, 2010	EUR	3,867,000	$6,132,485
Federal Republic of Germany, 3.75%, 2015	EUR	6,408,000	9,692,423
Federal Republic of Germany, 6.25%, 2030	EUR	1,544,000	2,884,139
Government of Australia, 6.25%, 2015	AUD	309,000	291,643
Government of Canada, 4.5%, 2015	CAD	1,011,000	1,049,705
Government of Canada, 5.75%, 2033	CAD	236,000	287,999
Government of Japan, 0.8%, 2010	JPY	177,000,000	1,643,882
Government of Japan, 1.5%, 2012	JPY	522,000,000	4,925,340
Government of Japan, 1.3%, 2014	JPY	214,000,000	1,993,748
Government of Japan, 1.7%, 2017	JPY	494,600,000	4,688,454
Government of Japan, 2.2%, 2027	JPY	476,200,000	4,429,384
Kingdom of Denmark, 4%, 2015	DKK	2,095,000	420,620
Kingdom of Netherlands, 3.75%, 2009	EUR	5,181,000	8,021,254

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Netherlands, 3.75%, 2014	EUR	1,061,000	$1,600,217
Kingdom of Spain, 5.35%, 2011	EUR	2,725,000	4,358,792
Kingdom of Sweden, 4.5%, 2015	SEK	2,610,000	437,240
Republic of Austria, 4.65%, 2018	EUR	2,632,000	4,143,549
Republic of France, 4.75%, 2012	EUR	760,000	1,201,182
Republic of France, 5%, 2016	EUR	1,274,000	2,053,926
Republic of France, 6%, 2025	EUR	511,000	911,266
Republic of France, 4.75%, 2035	EUR	2,099,000	3,261,051
Republic of Ireland, 4.6%, 2016	EUR	2,023,000	3,161,712
United Kingdom Treasury, 8%, 2015	GBP	1,397,000	3,300,338
United Kingdom Treasury, 8%, 2021	GBP	583,000	1,487,942
United Kingdom Treasury, 4.25%, 2036	GBP	803,000	1,512,939

			$73,891,230

Machinery & Tools – 0.2%
Case New Holland, Inc., 7.125%, 2014		$820,000	$793,350

Major Banks – 2.4%
Bank of America Corp., 8% to 2018, FRN to 2059		$610,000	$562,725
Bank of Ireland, 7.4%, 2049	EUR	500,000	714,698
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		$2,099,000	1,802,130
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR	100,000	154,029
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		$860,000	795,517
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049		1,568,000	1,344,199
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR	330,000	504,958
Natixis S.A., 10% to 2018, FRN to 2049 (n)		$2,490,000	2,382,260
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		230,000	191,708
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	300,000	467,237
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)		$990,000	927,767
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042		4,068,000	2,298,420

			$12,145,648

Medical & Health Technology & Services – 2.7%
Biomet, Inc., 10%, 2017		$785,000	$843,875
Biomet, Inc., 11.625%, 2017		350,000	369,688
Community Health Systems, Inc., 8.875%, 2015		1,250,000	1,259,375
Cooper Cos., Inc., 7.125%, 2015		1,260,000	1,209,600
DaVita, Inc., 7.25%, 2015		1,540,000	1,514,975
Fisher Scientific International, Inc., 6.125%, 2015		1,500,000	1,486,373
HCA, Inc., 8.75%, 2010		1,315,000	1,328,150
HCA, Inc., 6.375%, 2015		500,000	410,000
HCA, Inc., 9.25%, 2016		1,645,000	1,694,350
Hospira, Inc., 5.55%, 2012		360,000	356,179
Hospira, Inc., 6.05%, 2017		1,248,000	1,204,756
Owens & Minor, Inc., 6.35%, 2016		1,420,000	1,361,840
Psychiatric Solutions, Inc., 7.75%, 2015		385,000	376,338

			$13,415,499

Metals & Mining – 1.8%
Arch Western Finance LLC, 6.75%, 2013		$455,000	$453,863
FMG Finance Ltd., 10.625%, 2016 (n)		1,405,000	1,629,800
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		1,640,000	1,717,900
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.882%, 2015		640,000	643,085
International Steel Group, Inc., 6.5%, 2014		1,300,000	1,308,281
Peabody Energy Corp., 5.875%, 2016		720,000	685,800
Peabody Energy Corp., 7.375%, 2016		45,000	45,900
Steel Dynamics, Inc., 7.375%, 2012		2,380,000	2,356,200

			$8,840,829

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Mortgage Backed – 8.8%
Fannie Mae, 6%, 2012 - 2037		$7,232,886	$7,284,427
Fannie Mae, 4.78%, 2015		695,093	678,432
Fannie Mae, 5.5%, 2021 - 2035		9,178,924	9,089,078
Fannie Mae, 5%, 2027 - 2035		5,229,809	5,087,587
Fannie Mae, 6.5%, 2031 - 2032		954,341	987,580
Freddie Mac, 6%, 2021 - 2038		7,798,510	7,849,887
Freddie Mac, 5%, 2024		216,915	219,096
Freddie Mac, 5.5%, 2036		13,215,844	12,941,065

			$44,137,152

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.25%, 2015		$1,030,000	$952,750
Inergy LP, 6.875%, 2014		870,000	783,000

			$1,735,750

Natural Gas - Pipeline – 1.9%
Atlas Pipeline Partners LP, 8.125%, 2015		$1,710,000	$1,671,525
Atlas Pipeline Partners LP, 8.75%, 2018 (n)		375,000	368,438
CenterPoint Energy, Inc., 7.875%, 2013		1,250,000	1,337,400
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)		610,000	617,275
El Paso Corp., 7.25%, 2018		410,000	405,900
El Paso Corp., 7.75%, 2032		299,000	297,190
Kinder Morgan Energy Partners LP, 5.125%, 2014		1,147,000	1,090,620
Spectra Energy Capital LLC, 8%, 2019		691,000	718,278
TransCapitalInvest Ltd., 7.7%, 2013		451,000	451,000
TransCapitalInvest Ltd., 5.67%, 2014		181,000	167,451
Williams Cos., Inc., 8.75%, 2032		1,431,000	1,624,185
Williams Partners LP, 7.25%, 2017		765,000	763,088

			$9,512,350

Network & Telecom – 2.4%
BellSouth Corp., 6.55%, 2034		$3,213,000	$3,038,749
Citizens Communications Co., 9.25%, 2011		1,285,000	1,336,400
Citizens Communications Co., 9%, 2031		870,000	769,950
Deutsche Telekom International Finance B.V., 8.125%, 2012	EUR	130,000	218,265
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)		$640,000	617,600
Qwest Capital Funding, Inc., 7.25%, 2011		665,000	633,413
Qwest Corp., 7.875%, 2011		295,000	290,575
Qwest Corp., 8.875%, 2012		950,000	947,625
Telefonica Europe B.V., 7.75%, 2010		1,500,000	1,578,792
TELUS Corp., 8%, 2011		1,309,000	1,394,264
Windstream Corp., 8.625%, 2016		1,040,000	1,053,000

			$11,878,633

Oil Services – 0.6%
Basic Energy Services, Inc., 7.125%, 2016		$720,000	$673,200
GulfMark Offshore, Inc., 7.75%, 2014		760,000	748,600
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)		1,009,000	1,027,919
KazMunaiGaz Finance B.V., 9.125%, 2018 (z)		713,000	725,478

			$3,175,197

Oils – 0.5%
Premcor Refining Group, Inc., 7.5%, 2015		$2,575,000	$2,658,963

Other Banks & Diversified Financials – 1.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.676%, 2011 (n)		$1,003,100	$952,945
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)		655,000	653,363
Bosphorus Financial Services Ltd., FRN, 4.475%, 2012		1,875,000	1,810,104
Citigroup, Inc., 8.4% to 2018, FRN to 2049		2,490,000	2,132,038
Fifth Third Bancorp, 5.45%, 2017		123,000	93,203

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Fortis Capital Co., 6.25% to 2009, FRN to 2049	EUR	155,000	$235,412
Mizuho Financial Group, Inc., 5.79%, 2014 (n)		$1,633,000	1,623,432
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)		626,000	512,704
RSHB Capital S.A., 7.125%, 2014 (z)		231,000	227,743
Woori Bank, 6.125% to 2011, FRN to 2016 (n)		1,510,000	1,443,362

			$9,684,306

Precious Metals & Minerals – 0.1%
Alrosa Finance S.A., 8.875%, 2014		$502,000	$517,401

Printing & Publishing – 0.7%
American Media Operations, Inc., 10.25%, 2009 (z)		$18,435	$14,471
American Media Operations, Inc., “B”, 10.25%, 2009		507,000	397,995
Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR	148,000	225,897
Dex Media West LLC, 9.875%, 2013		$1,244,000	976,540
Idearc, Inc., 8%, 2016		979,000	445,445
Nielsen Finance LLC, 10%, 2014		600,000	604,500
R.H. Donnelley Corp., 8.875%, 2016		1,310,000	632,075

			$3,296,923

Railroad & Shipping – 0.3%
TFM S.A. de C.V., 9.375%, 2012		$1,424,000	$1,470,280

Real Estate – 0.4%
HRPT Properties Trust, REIT, 6.25%, 2016		$663,000	$589,305
Simon Property Group, Inc., REIT, 4.6%, 2010		1,375,000	1,355,767

			$1,945,072

Restaurants – 0.3%
YUM! Brands, Inc., 8.875%, 2011		$1,590,000	$1,711,285

Retailers – 0.9%
Couche-Tard, Inc., 7.5%, 2013		$715,000	$666,738
Gap, Inc., 8.8%, 2008		2,710,000	2,760,135
Home Depot, Inc., 5.25%, 2013		974,000	929,568
Macy’s Retail Holdings, Inc., 5.35%, 2012		300,000	278,572

			$4,635,013

Specialty Stores – 0.2%
GSC Holdings Corp., 8%, 2012		$440,000	$453,200
LVMH Moet Hennessy Louis Vuitton S.A., 4.625%, 2011	EUR	125,000	191,505
Payless ShoeSource, Inc., 8.25%, 2013		$255,000	229,500

			$874,205

Steel – 0.1%
Steel Capital S.A., 9.75%, 2013 (z)		$623,000	$623,312

Supermarkets – 0.2%
Delhaize America, Inc., 9%, 2031		$983,000	$1,129,387
Stater Brothers Holdings, Inc., 7.75%, 2015		95,000	90,725

			$1,220,112

Supranational – 0.4%
Central American Bank, 4.875%, 2012 (n)		$521,000	$520,854
European Investment Bank, 5.125%, 2017		1,500,000	1,564,091

			$2,084,945

Telecommunications - Wireless – 1.3%
Alltel Corp., 7%, 2012		$534,000	$547,350
MetroPCS Wireless, Inc., 9.25%, 2014		755,000	732,350
Nextel Communications, Inc., 5.95%, 2014		1,305,000	991,800
Rogers Cable, Inc., 5.5%, 2014		1,975,000	1,905,559
Rogers Wireless, Inc., 7.5%, 2015		980,000	1,038,303

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vimpel-Communications, 8.375%, 2013 (z)	$570,000	$558,016
Vodafone Group PLC, 5.625%, 2017	276,000	265,019
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	602,000	623,070

		$6,661,467

Telephone Services – 0.3%
Embarq Corp., 7.082%, 2016	$1,760,000	$1,644,753

Tobacco – 0.6%
Reynolds American, Inc., 6.75%, 2017	$3,016,000	$2,960,647

Transportation - Services – 0.2%
Hertz Corp., 8.875%, 2014	$420,000	$385,350
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	789,038

		$1,174,388

U.S. Government Agencies – 1.1%
Freddie Mac, 5.5%, 2017	$5,200,000	$5,525,369

U.S. Treasury Obligations – 9.5%
U.S. Treasury Bonds, 8.75%, 2017	$4,000,000	$5,390,000
U.S. Treasury Bonds, 5.375%, 2031	3,386,000	3,720,632
U.S. Treasury Bonds, 4.5%, 2036 (f)	12,628,000	12,384,317
U.S. Treasury Notes, 4.625%, 2012	20,026,000	21,182,181
U.S. Treasury Notes, 6.375%, 2027	4,000,000	4,870,936

		$47,548,066

Utilities - Electric Power – 5.9%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$805,000	$845,250
Beaver Valley Funding Corp., 9%, 2017	2,319,000	2,493,482
CenterPoint Energy, Inc., 6.5%, 2018	600,000	586,792
Dynegy Holdings, Inc., 7.5%, 2015	315,000	298,463
Edison Mission Energy, 7%, 2017	1,970,000	1,861,650
EDP Finance B.V., 6%, 2018 (n)	1,340,000	1,324,658
EEB International Ltd., 8.75%, 2014 (n)	550,000	583,000
Enersis S.A., 7.375%, 2014	1,283,000	1,364,885
Exelon Generation Co. LLC, 6.95%, 2011	2,506,000	2,591,858
HQI Transelec Chile S.A., 7.875%, 2011	883,000	947,008
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	464,000	482,560
Israel Electric Corp. Ltd., 7.25%, 2019 (z)	1,355,000	1,342,144
Mirant Americas Generation LLC, 8.3%, 2011	200,000	204,000
Mirant North America LLC, 7.375%, 2013	1,500,000	1,500,000
NiSource Finance Corp., 7.875%, 2010	1,155,000	1,196,809
NorthWestern Corp., 5.875%, 2014	1,695,000	1,664,009
NRG Energy, Inc., 7.375%, 2016	2,560,000	2,483,200
Reliant Energy, Inc., 7.875%, 2017	600,000	579,000
Sierra Pacific Resources, 8.625%, 2014	75,000	78,563
System Energy Resources, Inc., 5.129%, 2014 (n)	1,861,814	1,826,198
Taqa Abu Dhabi National Energy Co., 6.6%, 2013 (z)	1,802,000	1,821,568
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	1,560,000	1,560,000
Waterford 3 Funding Corp., 8.09%, 2017	1,813,005	1,772,502

		$29,407,599

Total Bonds		$466,247,014

Floating Rate Loans – 1.4% (g)(r)
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$34,890	$32,437
Hawker Beechcraft Acquisition Co., Term Loan, 4.8%, 2014	789,778	734,247

		$766,684

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Automotive – 0.4%
Allison Transmission, Inc., Term Loan B, 5.32%, 2014	$326,321	$291,731
Federal-Mogul Corp., Term Loan B, 4.4%, 2015	495,503	386,493
Ford Motor Co., Term Loan B, 5.46%, 2013	920,366	721,912
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.54%, 2014	713,967	655,065

		$2,055,201

Cable TV – 0.1%
CSC Holdings, Inc., Incremental Term Loan, 4.21%, 2013	$493,491	$467,068

Computer Software – 0.1%
First Data Corp., Term Loan B-1, 5.24%, 2014	$629,023	$578,177

Forest & Paper Products – 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$183,332	$182,416

Medical & Health Technology & Services – 0.2%
Community Health Systems, Inc., Delayed Draw Term Loan, 0%, 2014 (q)	$5,202	$4,921
Community Health Systems, Inc., Term Loan B, 4.86%, 2014	101,710	96,229
HCA, Inc., Term Loan B, 5.05%, 2012	858,959	807,064

		$908,214

Printing & Publishing – 0.0%
Idearc, Inc., Term Loan B, 4.79%, 2014	$61,277	$45,396

Retailers – 0.0%
Burlington Coat Factory, Term Loan B, 2013 (o)	$219,912	$174,647

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 4.79%, 2013	$696,143	$558,945

Telecommunications - Wireless – 0.1%
ALLTEL Communications, Inc., Term Loan B-2, 2015 (o)	$333,878	$329,642

Utilities - Electric Power – 0.2%
Calpine Corp., First Priority Term Loan, 5.69%, 2009	$534,785	$501,648
Texas Competitive Electric Holdings LLC, Term Loan B-3, 6.26%, 2014	696,628	652,109

		$1,153,757

Total Floating Rate Loans		$7,220,147

Common Stocks – 0.0%
Printing & Publishing – 0.0%
Golden Books Family Entertainment, Inc. (a)	19,975	$0

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a)	1,250,000	$0

Short-Term Obligations – 4.0%
Deutsche Bank Financial LLC, 2.2%, due 8/01/08 (y)	$20,071,000	$20,071,000

Repurchase Agreements – 0.6%
Merrill Lynch & Co., 2.19%, dated 7/31/08, due 8/01/08, total to be received $2,788,170 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$2,788,000	$2,788,000

Total Investments (k)		$496,326,161

Other Assets, Less Liabilities – 1.2%		6,225,200

Net Assets – 100.0%		$502,551,361

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

(k)	As of July 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $471,821,931 and 95.06% of market value. An independent pricing service provided an evaluated bid for 93.96% of the market value.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,313,152, representing 11.01% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/22/07	$18,273	$14,471
Bayview Financial Revolving Mortgage Loan Trust, FRN, 3.26%, 2040	3/01/06	4,000,000	2,870,257
Braskem S.A., 7.25%, 2018	5/29/08	429,220	430,835
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,942,320
Falcon Franchise Loan LLC, FRN, 3.42%, 2023	1/29/03	841,008	696,646
Firekeepers Development Authority, 13.875%, 2015	4/22/08	417,462	395,600
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	11/17/00	2,346,466	2,336,700
Israel Electric Corp. Ltd., 7.25%, 2019	5/01/08	1,352,710	1,342,144
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	7/10/06	40,324	57,109
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/05/06	42,314	57,109
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	8/11/06	41,483	57,109
JPMorgan Chase Bank (Federative Republic of Brazil, CLN), 10%, 2012	9/21/06	40,939	57,109
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08	1,003,945	1,027,919
KazMunaiGaz Finance B.V., 9.125%, 2018	6/24/08	707,267	725,478
Nationslink Funding Corp., 5%, 2031	3/07/08	1,512,238	1,525,615
OAO Gazprom, 7.343%, 2013	4/02/08	160,000	162,000
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,415,334
Prudential Securities Secured Financing Corp., FRN, 7.256%, 2013	12/06/04	2,865,414	2,009,028
RSHB Capital S.A., 7.125%, 2014	5/21/08 - 6/03/08	231,655	227,743
Steel Capital S.A., 9.75%, 2013	7/21/08	623,000	623,312
Taqa Abu Dhabi National Energy Co., 6.6%, 2013	7/24/08	1,800,937	1,821,568
Ticketmaster, 10.75%, 2016	7/16/08 - 7/17/08	282,913	289,800
Vimpel-Communications, 8.375%, 2013	4/24/08	570,000	558,016

Total Restricted Securities			$21,643,222
% of Net Assets			4.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real

MFS Multimarket Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/08 - continued

CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$513,159,087

Gross unrealized appreciation	$10,482,314
Gross unrealized depreciation	(27,315,240)

Net unrealized appreciation (depreciation)	$(16,832,926)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	AUD	313,063	8/11/08	$301,621	$294,522	$7,099
SELL	CAD	1,764,518	8/25/08	1,735,021	1,723,615	11,406
BUY	CLP	249,420,630	8/18/08	493,658	493,727	69
SELL	CLP	497,519,350	8/18/08	1,003,265	984,838	18,427
BUY	CNY	17,799,688	8/21/08	2,575,000	2,609,428	34,428
SELL	CNY	9,267,437	8/21/08	1,364,765	1,358,603	6,162
BUY	EUR	2,044,036	8/25/08	3,173,497	3,183,008	9,511
SELL	EUR	779,830	8/25/08	1,226,978	1,214,364	12,614
SELL	GBP	739,945.00	8/26/08	1,468,346	1,464,294	4,052
SELL	JPY	2,251,158,914.00	8/26/08	20,965,001	20,896,049	68,952
SELL	PEN	1,000,000.00	8/11/08	355,999	355,723	276
SELL	SEK	2,872,324.00	9/30/08	476,339	473,114	3,225
BUY	SGD	1,763,385.00	8/25/08	1,290,722	1,290,934	212

						$176,433

Depreciation
BUY	CLP	248,098,721	8/18/08	$492,504	$491,110	$(1,394)
SELL	CNY	8,532,250	8/21/08	1,247,040	1,250,825	(3,785)
BUY	DKK	2,071,461	8/12/08	440,535	432,613	(7,922)
SELL	DKK	4,128,887	8/12/08	853,940	862,295	(8,355)
BUY	EUR	474,645	8/25/08	739,293	739,126	(167)
SELL	EUR	36,876,836	8/25/08	57,276,497	57,425,237	(148,740)
BUY	GBP	660,000	8/26/08	1,306,190	1,306,090	(100)
SELL	GBP	3,065,915	8/26/08	6,006,588	6,067,214	(60,626)
BUY	JPY	364,918,310	8/26/08	3,440,965	3,387,301	(53,664)
SELL	PEN	2,816,000	8/11/08	1,000,000	1,001,716	(1,716)
BUY	PHP	54,989,325	8/26/08	1,244,102	1,243,553	(549)

						$(287,018)

MFS Multimarket Income Trust

Supplemental Information (Unaudited) 7/31/08 - continued

Futures contracts outstanding at 7/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	91	$10,449,359	Sep-08	$205,853
U.S. Treasury Note (Long)	50	5,775,000	Sep-08	84,591

				$290,444

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	300,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(54,313)
9/20/12	USD	1,500,000	JPMorgan Chase Bank	0.33% (fixed rate)	(2)	(4,950)
6/20/13	USD	640,000	JPMorgan Chase Bank	(3)	1.12% (fixed rate)	2,408
6/20/13	USD	470,000	JPMorgan Chase Bank	(3)	1.1% (fixed rate)	2,186
6/20/13	USD	1,110,000	Morgan Stanley Capital Services, Inc.	(4)	1.48% (fixed rate)	19,180
9/20/13	USD	500,000	JPMorgan Chase Bank	5.3% (fixed rate)	(5)	9,674

						$(25,815)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, 8.375%, 4/1/15.
(2)	Fund to pay notional amount upon a defined credit event by FNMA, 5.5%, 6/9/33.
(3)	Fund to receive notional amount upon a defined credit event by Universal Health Services, 7.125%, 6/30/16.
(4)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(5)	Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/1/15.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2008, are as follows:

United States	65.3%
Germany	8.5%
Japan	4.2%
France	2.6%
Netherlands	2.5%
United Kingdom	2.0%
Canada	1.6%
Brazil	1.3%
Spain	1.2%
Other Countries	10.8%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.